GENERAL (Tables)	12 Months Ended
Dec. 31, 2021
GENERAL
Summary of licenses

License	License No.	Type of services	Grant date/latest renewal date
License of electronics money issuer	Bank Indonesia License No. 11/432/DASP	Electronics money	July 3, 2009
License of money remittance	Bank Indonesia License No. 11/23/bd/8	Money remittance service	August 5, 2009
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate internet service provider	2176/KEP/M.KOMINFO/ 12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/M.KOMINFO/ 16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/M.KOMINFO/ 2018	Interconnection services	December 26, 2018
License to operate data communication system services	046/KEP/M.KOMINFO/ 02/2020	Data communication system services	August 3, 2020
License to operate circuit switched based local fixed line network	449/KEP/M.KOMINFO/ 02/2020	Circuit switched based local fixed line network	September 22, 2020
License to operate IPTV service provider	022/KEP/M.KOMINFO/ 2021	IPTV service provider	February 25, 2021
License to operate fixed network long distance direct line	073/KEP/M.KOMINFO/02/ 2021	Fixed network long distance direct line	August 23, 2021
License to operate fixed international network	082/KEP/M.KOMINFO/ 02/2021	Fixed international and basic telephone services network	October 8, 2021
License to operate fixed closed network	094/KEP/M.KOMINFO/ 02/2021	Fixed closed network	December 9, 2021

Summary of Boards of Commissioners and Directors

	2020	2021
President Commissioner/ Independent Commissioner	Rhenald Kasali	Bambang Permadi Soemantri Brojonegoro
Commissioner	Alex Denni	Arya Mahendra Sinulingga
Commissioner	Rizal Mallarangeng	Rizal Mallarangeng
Commissioner	Ahmad Fikri Assegaf	Isa Rachmatarwata
Commissioner	Ismail	Ismail
Commissioner	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Independent Commissioner	Marsudi Wahyu Kisworo	Bono Daru Adji
Independent Commissioner	Wawan Iriawan	Wawan Iriawan
Independent Commissioner	Chandra Arie Setiawan	Abdi Negara Nurdin
President Director	Ririek Adriansyah	Ririek Adriansyah
Director of Finance and Risk Management*	Heri Supriadi	Heri Supriadi
Director of Digital Business	Muhammad Fajrin Rasyid	Muhamad Fajrin Rasyid
Director of Strategic Portfolio	Budi Setyawan Wijaya	Budi Setyawan Wijaya
Director of Enterprise and Business Service	Edi Witjara	Edi Witjara
Director of Wholesale and International Services	Dian Rachmawan	Bogi Witjaksono
Director of Human Capital Management	Afriwandi	Afriwandi
Director of Network, Information Technology and Solution	Herlan Wijanarko	Herlan Wijanarko
Director of Consumer Service	FM Venusiana R	FM Venusiana R
*	The nomenclature of the Director of Finance and Risk Management was determined at the AGM for the year 2020, changing the previous nomenclature, the Director of Finance.

Summary of Audit Committee, Corporate Secretary, and Internal Audit

	2020	2021
Chairman	Chandra Arie Setiawan	Bono Daru Adji
Member	Marsudi Wahyu Kisworo	Bambang Permadi Soemantri Brojonegoro
Member	Wawan Iriawan	Wawan Iriawan
Member	Marcelino Rumambo Pandin	Abdi Negara Nurdin
Member	Emmanuel Bambang Suyitno	Emmanuel Bambang Suyitno
Member	Sarimin Mietra Sardi	Edy Sihotang
Member	Ahmad Fikri Assegaf	—
Corporate Secretary	Andi Setiawan	Andi Setiawan
Internal Audit	Harry Suseno Hadisoebroto	Harry Suseno Hadisoebroto

Summary of direct subsidiaries

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2020	2021	2020	2021
PT Telekomunikasi Seluler ("Telkomsel"), Jakarta, Indonesia	Mobile telecommunication networks and service businesses, web portals, web hosting, mobile digital advertising, telecommunication consultant services, data processing activities, financial technology	1995	65	65	102,187	100,113
PT Dayamitra Telekomunikasi (“Mitratel”), Jakarta, Indonesia	Leasing of towers and other telecommunication services	1995	100	72	26,613	57,699
PT Multimedia Nusantara ("Metra"), Jakarta, Indonesia	Network telecommunication services and multimedia	1998	100	100	17,946	18,748
PT Telekomunikasi Indonesia International (“Telin”), Jakarta, Indonesia	Telecommunication	1995	100	100	12,182	10,139
PT Graha Sarana Duta (“GSD”), Jakarta, Indonesia	Leasing of offices and providing building management and maintenance services, civil consultant and developer	1982	100	100	6,148	5,881
PT Telkom Satelit Indonesia ("Telkomsat"), Jakarta, Indonesia	Telecommunication - provides satellite communication system, and the related services and infrastructures	1996	100	100	5,092	5,511
PT Telkom Akses ("Telkom Akses"), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2013	100	100	4,336	4,973
PT Metra-Net (“Metra-Net”), Jakarta, Indonesia	Multimedia portal service	2009	100	100	1,320	1,640
PT PINS Indonesia (“PINS”), Jakarta, Indonesia	Telecommunication construction and services	1995	100	100	1,864	1,589
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infra”), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2014	100	100	1,074	1,259
PT Sigma Tata Sadaya (“STS”)** Jakarta, Indonesia	Computer software and hardware trading and services	1996	100	100	0	2,107
PT Napsindo Primatel Internasional (“Napsindo”), Jakarta, Indonesia	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD"), and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

*   Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

**  Previously was indirect subsidiary.

Summary of immediate indirect subsidiaries

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2020	2021	2020	2021
PT Metra Digital Investama (“MDI”), Jakarta, Indonesia	Trading and/or providing service related to information and technology, multimedia, entertainment and investments	2013	100	100	3,461	5,784
PT Sigma Cipta Caraka (“Sigma”), Tangerang, Indonesia	Information technology service - system implementation and integration service, outsourcing and software license maintenance	1988	100	100	6,008	5,054
Telekomunikasi Indonesia International Pte. Ltd., ("Telin Singapore"), Singapore	Telecommunication	2008	100	100	3,320	3,272
Telekomunikasi Indonesia International Ltd., ("Telin Hong Kong"), Hong Kong	Telecommunication	2010	100	100	2,652	2,998
PT Infomedia Nusantara (“Infomedia”), Jakarta, Indonesia	Data and information service-provides telecommunication information services and other information services in the form of print and electronic media, and call center services	1984	100	100	2,387	2,350
PT Telkom Landmark Tower (“TLT”), Jakarta, Indonesia	Property development and management services	2012	55	55	2,204	2,204
PT Finnet Indonesia (“Finnet”), Jakarta, Indonesia	Information technology services	2006	60	60	1,371	1,294
PT Metra Digital Media (“MD Media”), Jakarta, Indonesia	Directory information services	2013	100	100	1,121	1,207
PT Melon Indonesia (“Melon”), Jakarta, Indonesia	Digital content exchange hub services	2010	100	100	848	1,187
PT Persada Sokka Tama ("PST"), Jakarta, Indonesia	Providing telecommunication network infrastucture	2008	95	100	830	1,097
Telekomunikasi Indonesia International S.A. (“Telkomcel”) S.A., Dili, Timor Leste	Telecommunication	2012	100	100	719	708
PT Telkomsel Mitra Inovasi ("TMI"), Jakarta, Indonesia	Business management consulting and capital venture services	2019	100	100	594	692
TS Global Network Sdn. Bhd. ("TSGN"), Petaling Jaya, Malaysia	Satellite service	1996	70	70	664	596
PT Administrasi Medika (“Ad Medika”), Jakarta, Indonesia	Health insurance administration services	2002	100	100	479	543
PT Swadharma Sarana Informatika ("SSI"), Jakarta, Indonesia	Cash replenishment services and ATM maintenance	2001	51	51	576	485
PT Digital Aplikasi Solusi (“Digiserve”), previously PT Teltranet Aplikasi Solusi Jakarta, Indonesia	Communication system services	2014	49	100	320	389
PT Nusantara Sukses Investasi ("NSI"), Jakarta, Indonesia	Service and trading	2014	100	100	316	309
PT Graha Yasa Selaras (“GYS”), Jakarta, Indonesia	Tourism service	2012	51	51	289	288
PT Nutech Integrasi ("Nutech"), Jakarta, Indonesia	System integrator	2001	60	60	136	198
PT Telkomsel Ekosistem Digital ("TED"), Jakarta, Indonesia	Providing service related to information and technology, multimedia, entertainment, and investment	2021	—	100	—	197
Telekomunikasi Indonesia International (USA) Inc. (“Telin USA”), Los Angeles, USA	Telecommunication	2014	100	100	115	191
PT Metraplasa (“Metraplasa”), Jakarta, Indonesia	Network and e-commerce services	2012	60	60	260	61
Telekomunikasi Indonesia International (Australia) Pty. Ltd. (“Telin Australia”), Sydney, Australia	Telecommunication	2013	100	100	88	34
Telekomunikasi Indonesia Intl (Malaysia) Sdn. Bhd. (“Telin Malaysia”), Malaysia	Telecommunication	2013	70	70	39	27
PT Satelit Multimedia Indonesia (“SMI”), Jakarta, Indonesia	Satellite services	2013	100	100	16	10

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

Schedule of Non controlling ownership transactions

Proceeeds from IPO of 28.13% ownership interest	18,463
Net assets attributable to NCI	(9,375)
Increase in equity attributable to parent company	9,088